CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Consolidated Statements of Comprehensive Income/(Loss)
Net income / (loss)	$ (127,651)	$ 364,514	$ 194,663
Other comprehensive income / (loss) , net of tax
Foreign currency translation adjustment	(48,947)	(35,823)	47,469
Unrealized gains on available-for-sale investments:
Net unrealized gains on available-for-sale investments, net of tax effect of $10,007, $2,018 and $(2,371) for the years ended February 28, 2018, 2019 and , February 29, 2020, respectively	1,122	15,837	34,556
Less: Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of nil, nil and nil for the years ended February 28, 2018, 2019 and February 29, 2020		(96,251)	(4,245)
Other comprehensive income / (loss)	(47,825)	(116,237)	77,780
Comprehensive income / (loss)	(175,476)	248,277	272,443
Add: Comprehensive loss attributable to noncontrolling interests shareholders	19,321	3,681	2,453
Comprehensive income / (loss) attributable to TAL Education Group's shareholders	$ (156,155)	$ 251,958	$ 274,896